Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/25/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-1

5. Collateral Summary	Collection Period, Begin:	7/1/2012

	Collection Period, End:	7/31/2012

6. Charge-Off and Delinquency Rates	Determination Date:	8/10/2012

7. Credit Instruments	Distribution Date:	8/15/2012

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Such Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005HAD5	250,000,000.00	0.00	0.32312	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005HAA1	204,000,000.00	0.00	0.75	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005HAB9	364,000,000.00	96,857,414.18	1.45	17,021,642.00	117,036.04	17,138,678.04	0.00	0.00	79,835,772.18
A-4	02005HAC7	90,900,000.00	90,900,000.00	2.30	0.00	174,225.00	174,225.00	0.00	0.00	90,900,000.00
B	02005HAE3	29,100,000.00	29,100,000.00	3.29	0.00	79,782.50	79,782.50	0.00	0.00	29,100,000.00
C	02005HAF0	25,600,000.00	25,600,000.00	3.61	0.00	77,013.33	77,013.33	0.00	0.00	25,600,000.00
Deal Totals		963,600,000.00	242,457,414.18		17,021,642.00	448,056.87	17,469,698.87	0.00	0.00	225,435,772.18

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	266.09179720	46.76275275	0.32152758	47.08428033	0.00000000	219.32904445
A-4	1,000.00000000	0.00000000	1.91666667	1.91666667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.74166667	2.74166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	3.00833320	3.00833320	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Beginning Aggregate Note Pool Factor:	251.61624552
Ending Aggregate Note Pool Factor:	233.95161081

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.32312	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.75	0.00	0.00	0.00	0.00
A-3	30/360	96,857,414.18	1.45	117,036.04	117,036.04	0.00	0.00
A-4	30/360	90,900,000.00	2.30	174,225.00	174,225.00	0.00	0.00
Class A Totals		187,757,414.18		291,261.04	291,261.04	0.00	0.00

B	30/360	29,100,000.00	3.29	79,782.50	79,782.50	0.00	0.00
C	30/360	25,600,000.00	3.61	77,013.33	77,013.33	0.00	0.00
Deal Totals		242,457,414.18		448,056.87	448,056.87	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

4. Collections and Distributions

Collections
Receipts During the Period	18,728,256.58
Administrative Purchase Payments	13,948.46
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	159,969.01
Other Fees or Expenses Paid	0.00
Total Collections	18,902,174.05

Beginning Reserve Account Balance	10,224,250.18
Total Available Amount	29,126,424.23

Distributions
Total Available Amount	29,126,424.23
Basic Servicing Fee	273,592.39
Aggregate Class A Interest Distributable Amount	291,261.04
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	79,782.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	77,013.33
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	10,224,250.18
Noteholders' Regular Principal Distributable Amount	17,021,642.00
Excess Total Available Amount to the Certificateholders	1,158,882.79

Other Fees or Expenses Accrued	0.00
Liquidation Expenses	1,772.45

Statement to Securityholder

Ally Auto Receivables Trust 2010-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,681	26,781	23,287
Deal Totals	Aggregate Receivables Principal Balance	1,022,425,018.31	311,471,102.92	294,449,460.92
	Aggregate Amount Financed	1,100,973,383.09	328,310,866.82	310,109,785.50

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.02000000	2.68294652	2.67088170	65.66	66.92	66.53	55.67	35.05	34.35

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.61%	1.03%	0.87%	0.74%	0.87%	0.82%	0.97%	0.85%	0.82%	0.89%	0.90%	0.92%	0.84%	1.18%	1.01%	1.10%	1.05%	1.03%	1.31%	1.18%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.12%	1.13%	1.04%	1.19%	1.19%	1.24%	1.13%	1.28%	1.12%	1.18%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	319,210,326.16	57,082.36	0.2146%	23,287	41	0.1761%
Preceding	337,661,499.48	82,132.32	0.2919%	26,781	28	0.1046%
Next Preceding	357,464,084.48	51,644.00	0.1734%	28,400	25	0.0880%
Three Month Average			0.2266%			0.1229%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,100,973,383.09	3,172,218.96	0.2881%	31 - 60 days	225	3,056,367.56
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	32	469,408.30
with the prospectus for Ally Auto Receivables Trust 2010-1 related to delinquencies,				> 90 days	9	206,932.21
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	413	4,636,368.14
				Current Period	10	102,967.65
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	49	218,459.64
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	374	4,520,876.15
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	10,224,250.18	10,224,250.18	0.00	0.00	0.00	10,224,250.18	10,224,250.18

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	58,825,018.31
Current Overcollateralization	69,013,688.74
Overcollateralization Target	69,013,688.74

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-1 will perform in the future.

Page 7 of 7